Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue - Schedule of Disaggregation of Revenue by Geographic Areas

The following table shows the Group’s revenues disaggregated by reportable segment and by product or service type:

Disaggregation of revenue	Typical payment	At one point in time			Over time			Total
USD'000		2021	2020	2019	2021	2020	2019	2021	2020	2019
IoT Segment
Secure chips	Upon delivery	16,867	14,317	20,504	—	—	—	16,867	14,317	20,504
Total IoT segment revenue		16,867	14,317	20,504	—	—	—	16,867	14,317	20,504
mPKI Segment
Certificates	Upon issuance	—	—	—	153	175	172	153	175	172
Licenses and integration	Upon delivery	606	287	1,976	—	—	—	606	287	1,976
SaaS, PCS and hosting	Quarterly or yearly	—	—	—	20	—	—	20	—	—
Total mPKI segment revenue		606	287	1,976	173	175	172	779	462	2,148
AI Segment
SaaS, PCS and hosting	Quarterly or yearly	—	—	—	4,612	—	—	4,612	—	—
Total AI segment revenue		—	—	—	4,612	—	—	4,612	—	—
Total Revenue		17,473	14,604	22,480	4,785	175	172	22,258	14,779	22,652

For the years ended December 31, 2021, 2020, and 2019 the Group recorded no revenues related to performance obligations satisfied in prior periods.

The following table shows the Group’s revenues disaggregated by geography, based on our customers’ billing addresses:

Net sales by region	12 months ended December 31,
USD'000	2021	2020	2019
IoT Segment
Switzerland	406	278	708
Rest of EMEA	3,721	4,228	7,508
North America	10,631	8,217	9,547
Asia Pacific	2,062	1,526	2,503
Latin America	47	68	238
Total IoT segment revenue	16,867	14,317	20,504
mPKI Segment
Switzerland	596	314	1,428
Rest of EMEA	98	93	539
North America	58	43	144
Asia Pacific	—	—	1
Latin America	27	12	36
Total mPKI segment revenue	779	462	2,148
AI Segment
Switzerland	270	—	—
Rest of EMEA	3,883	—	—
North America	459	—	—
Total AI segment revenue	4,612	—	—
Total Net sales	22,258	14,779	22,652

Revenue - Schedule of Disaggregation of Revenue by Geographic Areas

The following table shows the Group’s revenues disaggregated by geography, based on our customers’ billing addresses:

Net sales by region	12 months ended December 31,
USD'000	2021	2020	2019
IoT Segment
Switzerland	406	278	708
Rest of EMEA	3,721	4,228	7,508
North America	10,631	8,217	9,547
Asia Pacific	2,062	1,526	2,503
Latin America	47	68	238
Total IoT segment revenue	16,867	14,317	20,504
mPKI Segment
Switzerland	596	314	1,428
Rest of EMEA	98	93	539
North America	58	43	144
Asia Pacific	—	—	1
Latin America	27	12	36
Total mPKI segment revenue	779	462	2,148
AI Segment
Switzerland	270	—	—
Rest of EMEA	3,883	—	—
North America	459	—	—
Total AI segment revenue	4,612	—	—
Total Net sales	22,258	14,779	22,652

Revenue - Schedule of Contract Assets, Deferred Revenue and Contract Liability

Our contract assets, deferred revenue and contract liability consist of:

	As at December 31,	As at December 31,
USD'000	2021	2020
Trade accounts receivables
Trade accounts receivable - IoT segment	2,655	2,227
Trade accounts receivable - mPKI segment	164	381
Trade accounts receivable - AI segment	259	—
Total trade accounts receivables	3,078	2,608
Contract assets	—	—
Total contract assets	—	—
Contract liabilities - current	128	367
Contract liabilities - noncurrent	57	23
Total contract liabilities	185	390
Deferred revenue
Deferred revenue - mPKI segment	192	171
Deferred revenue - IoT segment	—	150
Deferred revenue - AI segment	395	—
Total deferred revenue	587	321
Revenue recognized in the period from amounts included in the deferred revenue of the mPKI and IoT segments at the beginning of the year	290	84

Revenue - Schedule of Remaining Performance Obligations
Estimated revenue from remaining performance obligations as at December 31, 2021 (USD'000)	Total
2022	615
2023	157
Total remaining performance obligation	772